Segall Bryant & Hamill Trust

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

August 24, 2020

VIA EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission (“SEC”)

100 F Street, N.E.

Washington, DC 20549

Re:	Form N-14/A for Segall Bryant & Hamill Trust (the “Trust”) on behalf of the Segall Bryant & Hamill Small Cap Value Dividend Fund (the “Fund”) (File Nos. 333-240059, 811-03373)

Dear Sir or Madam:

Attached for filing is Pre-Effective Amendment No. 2 to the registration statement on Form N-14 (“PEA 2”) for the Fund under the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended. PEA 2 amends the registration statement on Form N-14 previously filed on July 23, 2020, and is being filed primarily to include within the body of the prospectus/information statement certain changes responsive to oral comments provided by the Staff of the SEC on August 3, 2020 and August 13, 2020, as well as to include certain other non-material changes.

No fees are required in connection with this filing.

The SEC Staff is requested to address any comments on this filing to Ms. Maggie Bull, Esq., Ultimus Fund Solutions, Assistant Secretary for the Trust, at (513) 869-4262.

Sincerely,

/s/Derek W. Smith
Derek W. Smith
Secretary

Enclosure

cc:	Peter H. Schwartz, Esq.
Davis Graham & Stubbs LLP